Fees Summary	Oct. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 342,000
Previously Paid Amount	0.00
Total Fee Amount	47.23
Total Offset Amount	0.00
Net Fee	47.23
Narrative - Max Aggregate Offering Price	$ 342,000
Final Prospectus	true